Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Share capital.	Other equity instruments.	Share premium [member]	Hedging reserve [member]	Fair value reserve of financial assets at fair value through other comprehensive income [member]	Other reserve in other comprehensive income [member]	Other capital reserve [member]	Capital surplus [member]	Surplus reserve [member]	Currency translation differences [member]	Retained earnings [member]	Attributable to equity holders of the Company [member]	Non-controlling interests [member]	Total
Balance at end of prior year at Dec. 31, 2017	¥ 15,200,383	¥ 5,068,550	¥ 22,250,503	¥ 38,769		¥ 713,514	¥ 1,111,614	¥ 24,114,400	¥ 8,140,030	¥ (675,054)	¥ 35,793,257	¥ 87,641,566	¥ 19,973,038	¥ 107,614,604
Impact on initial application of IFRS 9 at Dec. 31, 2017					¥ 944,603	(574,657)		369,946				369,946		369,946
Balance at period start at Dec. 31, 2017	15,200,383	5,068,550	22,250,503	38,769	944,603	138,857	1,111,614	24,484,346	8,140,030	(675,054)	35,793,257	88,011,512	19,973,038	107,984,550
Profit		342,349									392,086	734,435	595,539	1,329,974
Other comprehensive income/(loss):
Fair value changes of other equity investment instruments - net of tax					1,059			1,059				1,059	(23)	1,036
Shares of other comprehensive income of investees - accounted for under the equity method, net of tax					(18,858)	(241,587)		(260,445)				(260,445)		(260,445)
Changes in fair value of effective portion and reclassification of cash flow hedges, net of tax				(469,665)				(469,665)				(469,665)	(33,517)	(503,182)
Currency translation differences										334,717		334,717	8,985	343,702
Total comprehensive income		342,349		(469,665)	(17,799)	(241,587)		(729,051)		334,717	392,086	340,101	570,984	911,085
Business combination													1,590,753	1,590,753
Issue of new A shares, net of issue expenses	497,710		2,747,620					2,747,620				3,245,330		3,245,330
Issue of other equity instruments		5,000,000										5,000,000		5,000,000
Dividends relating to last year (Note 22)											(1,520,038)	(1,520,038)	(797,858)	(2,317,896)
Cumulative distribution of other equity instruments (Note 22)		(333,503)										(333,503)		(333,503)
Net capital injection from non-controlling interests of subsidiaries													726,531	726,531
Acquisition of non-controlling interests of subsidiaries			(227,441)					(227,441)				(227,441)	(377,196)	(604,637)
Share of other capital reserve of investees accounted for under the equity method							(80,543)	(80,543)				(80,543)		(80,543)
Balance at period end at Dec. 31, 2018	15,698,093	10,077,396	24,770,682	(430,896)	926,804	(102,730)	1,031,071	26,194,931	8,140,030	(340,337)	34,665,305	94,435,418	21,686,252	116,121,670
Profit		685,922									80,423	766,345	341,860	1,108,205
Other comprehensive income/(loss):
Fair value changes of other equity investment instruments - net of tax					(55,200)			(55,200)				(55,200)	8,961	(46,239)
Shares of other comprehensive income of investees - accounted for under the equity method, net of tax					367,528	1,168		368,696				368,696		368,696
Changes in fair value of effective portion and reclassification of cash flow hedges, net of tax				132,647				132,647				132,647	(12,711)	119,936
Currency translation differences										285,525		285,525	(157,031)	128,494
Total comprehensive income		685,922		132,647	312,328	1,168		446,143		285,525	80,423	1,498,013	181,079	1,679,092
Issue of other equity instruments		14,982,165										14,982,165		14,982,165
Dividends relating to last year (Note 22)											(1,569,809)	(1,569,809)	(1,359,777)	(2,929,586)
Cumulative distribution of other equity instruments (Note 22)		(617,662)										(617,662)		(617,662)
Net capital injection from non-controlling interests of subsidiaries							96,036	96,036				96,036	1,018,048	1,114,084
Acquisition of non-controlling interests of subsidiaries							(20,426)	(20,426)				(20,426)	13,624	(6,802)
Disposal of a subsidiary													36,040	36,040
Deregistration of a subsidiary													45	45
Disposal of equity investments at fair value through other comprehensive income (Note 10)					(501,547)			(501,547)			501,547
Balance at period end at Dec. 31, 2019	15,698,093	25,127,821	24,770,682	(298,249)	737,585	(101,562)	1,106,681	26,215,137	8,140,030	(54,812)	33,677,466	108,803,735	21,575,311	130,379,046
Profit		1,770,469									607,382	2,377,851	232,712	2,610,563
Other comprehensive income/(loss):
Fair value changes of other equity investment instruments - net of tax					(131,958)			(131,958)				(131,958)	(30)	(131,988)
Shares of other comprehensive income of investees - accounted for under the equity method, net of tax					(178,501)	(4,348)		(182,849)				(182,849)		(182,849)
Changes in fair value of effective portion and reclassification of cash flow hedges, net of tax				220,542				220,542				220,542	(14,289)	206,253
Currency translation differences										(684,115)		(684,115)	(178,339)	(862,454)
Total comprehensive income		1,770,469		220,542	(310,459)	(4,348)		(94,265)		(684,115)	607,382	1,599,471	40,054	1,639,525
Business combination													48,103	48,103
Issue of other equity instruments		25,457,450										25,457,450		25,457,450
Redemption of other equity instruments		(2,499,844)									(156)	(2,500,000)		(2,500,000)
Dividends relating to last year (Note 22)											(2,119,243)	(2,119,243)	(1,206,329)	(3,325,572)
Cumulative distribution of other equity instruments (Note 22)		(1,436,117)										(1,436,117)		(1,436,117)
Net capital injection from non-controlling interests of subsidiaries							34,071	34,071				34,071	1,302,085	1,336,156
Share of other capital reserve of investees accounted for under the equity method							(7,607)	(7,607)				(7,607)		(7,607)
Others											(1,051)	(1,051)	11,051	10,000
Balance at period end at Dec. 31, 2020	¥ 15,698,093	¥ 48,419,779	¥ 24,770,682	¥ (77,707)	¥ 427,126	¥ (105,910)	¥ 1,148,359	¥ 26,162,550	¥ 8,140,030	¥ (738,927)	¥ 32,164,398	¥ 129,845,923	¥ 21,770,275	¥ 151,616,198